Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14 – INCOME TAXES

British Virgin Islands ("BVI")

Under the current laws of BVI, Newater Technology is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

United States

The Company's subsidiary, Newater America is incorporated in the State of Delaware and is subject to United States Federal and state income tax at a statutory rate of 21%. No provision for the U.S Federal income tax has been made as Newater America had no taxable income in this jurisdiction for the reporting periods.

Hong Kong

The Company's subsidiary, Newater HK, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. Newater HK is subject to tax at 8.25% on assessable profits up to $256,410 (HK$2,000,000) and 16.5% on any part of assessable profits over $256,410 for the year ended December 31, 2019 and 2018, and 16.5% of the estimated assessable profit for the years ended December 31, 2017.

PRC

The Company's subsidiaries, Jinzheng, Jinda, Jinzheng – Xi'an and Yantai Nuclear-Power are incorporated in the PRC and are subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People's Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high technology enterprises ("HNTE") supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%. The qualification of HNTE will be renewed after evaluation by relevant government authorities every three years.

For the years ended December 31, 2019, 2018 and 2017, Jinzheng was qualified as HNTE and is entitled to the preferential tax rate of 15%.

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2019	2018	2017
Current	$571,198	$1,775,477	$788,815
Deferred	892,547	(118,198)	(312,997)
Total	$1,463,745	$1,657,279	$475,818

The reconciliations of the statutory income tax rate and the Company's effective income tax rate are as follows:

	For the Years Ended December 31,
	2019	2018	2017
HK statutory income tax rate	8.25%	8.25%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(8.25)%	(8.25)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	-	(8.53)%	(10.00)%
Effect of additional deduction allowed for R&D expense	(5.31)%	(4.39)%	(2.74)%
Effect of expenses not deductible for tax purposes	4.67%	1.44%	0.81%
Others	(1.40)%	-	2.45%
Total	22.96%	13.52%	15.52%

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company's PRC entities' tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company's PRC entities' tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a "more-likely-than-not" approach. The management evaluated the Company's tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2019 and 2018.